Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Summary of accounts payable

		As of December 31,
	Note	2019	2020
		HK$	HK$
Clients’ payables	(i)	256,423,531	138,747
Payables to clearing house and brokers	(i)	9,062,629	1,311,748
Clients’ monies held on trust (Note 15)		226,553,176	200,535,707

		492,039,336	201,986,202

Note:

(i)
As of December 31, 2019 and 2020, payables to clearing house and brokers and clients’ payable arising from assets management business are repayable 2 days after trade date or at pre-agreed
specified terms.

Summary of aging analysis of accounts payable
An ageing analysis of the accounts payable as of the end of the reporting period is as follows:

	As of December 31,
	2019	2020
	HK$	HK$

Within 1 month	265,486,160	1,450,495
Repayable on demand	226,553,176	200,535,707

	492,039,336	201,986,202